As filed with the Securities and Exchange Commission on February 28, 2013
Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund
 (Exact name of registrant as specified in charter)
1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments

DAILY INCOME FUND
Money Market Portfolio
STATEMENT OF NET ASSETS
DECEMBER 31, 2012
(UNAUDITED)

Face Amount		Maturity	Interest	Value

ASSET BACKED COMMERCIAL PAPER (23.62%) (1)
$110,000,000	Anglesea Funding LLC	01/02/13	0.35%	$109,998,931
75,000,000	Anglesea Funding LLC	01/03/13	0.45	74,998,125
185,000,000	Chesham Finance LLC	01/07/13	0.32	184,990,133
185,000,000	Ebury Finance Ltd.	01/03/13	0.32	184,996,711
185,000,000	Halkin Finance LLC	01/03/13	0.32	184,996,711
165,000,000	Ridgefield Funding Company, LLC LOC BNP Paribas S.A.	01/22/13	0.38	164,963,425
905,000,000	Total Asset Backed Commercial Paper			904,944,036

COMMERCIAL PAPER (6.73%)
$48,000,000	Private Export Funding Corporation	08/22/13	0.32%	$47,900,587
60,000,000	Private Export Funding Corporation	08/30/13	0.33	59,867,450
150,000,000	Societe Generale S.A.	03/04/13	0.34	149,883,750
258,000,000	Total Commercial Paper			257,651,787

EURODOLLAR CERTIFICATES OF DEPOSIT (4.31%)
$165,000,000	National Australia Bank Ltd (2)	07/16/13	0.32%	$165,000,000
165,000,000	Total Eurodollar Certificates of Deposit			165,000,000

FLOATING RATE SECURITIES (8.88%)
$75,000,000	Bank of Nova Scotia (3)	08/02/13	0.31%	$75,000,000
40,000,000	Canadian Imperial Bank of Commerce (4)	08/29/13	0.46	40,002,112
100,000,000	Bank of Montreal (5)	09/26/13	0.32	100,000,000
125,000,000	Westpac Banking Corp. (6)	11/21/13	0.35	125,000,000
340,000,000	Total Floating Rate Securities			340,002,112

LOAN PARTICIPATIONS (4.70%)
$50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/03/13	0.30%	$50,000,000
10,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/09/13	0.30	10,000,000
55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/18/13	0.30	55,000,000
25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/22/13	0.30	25,000,000
40,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/28/13	0.30	40,000,000
180,000,000	Total Loan Participations			180,000,000

REPURCHACE AGREEMENTS (23.18%)
$365,000,000	BNY Mellon Capital Market, LLC, dated 12/31/12, repurchase proceeds at maturity $365,004,461 (Collateralized by $388,300,738, GNMA, 2.000% to 7.500%, due 10/15/16 to 12/20/42, value $372,300,00)	01/02/13	0.22%	$365,000,000
523,000,000	BNY Mellon Capital Market, LLC, dated 12/31/12, repurchase proceeds at maturity $523,007,845 (Collateralized by $710,370,437, FHLMC, 2.500% to 7.000%, due 02/01/14 to 12/01/42, value $169,976,734, FNMA, 2.500% to 7.500%, due 02/01/13 to 01/01/43, value $360,732,516, GNMA, 3.500%, due 12/20/42, value $2,750,750)	01/02/13	0.27	523,000,000
888,000,000	Total Repurchase Agreements			888,000,000

TIME DEPOSIT (10.09%)
$119,000,000	Credit Agricole S.A.	01/02/13	0.20%	$119,000,000
170,000,000	Credit Industrial ET commercial	01/02/13	0.12	170,000,000
22,350,000	National Bank of Kuwait	01/02/13	0.08	22,350,000
75,000,000	Skandinaviska Enskilda Banken AB	01/02/13	0.01	75,000,000
386,350,000	Total Time Deposit			386,350,000

VARIABLE RATE DEMAND INSTRUMENTS (2.03%) (7)
$350,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.30%	$350,000
805,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wells Fargo Bank, N.A.	04/01/30	0.26	805,000
2,480,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wells Fargo Bank, N.A.	02/01/26	0.26	2,480,000
46,403,827	Federal Home Loan Mortgage Corporation Multi Family Class A Certificates – Series M004	01/15/42	0.24	46,403,827
3,675,234	Federal Home Loan Mortgage Corporation Multi Family Class A Certificates – Series M006	10/15/45	0.24	3,675,234
2,605,000	Healtheum, LLC Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.24	2,605,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.17	700,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.26	1,800,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.30	2,500,000
4,160,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.22	4,160,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.46	6,900,000
5,480,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.26	5,480,000
77,859,061	Total Variable Rate Demand Instruments			77,859,061

YANKEE CERTIFICATES OF DEPOSIT (16.46%)
$100,000,000	Bank of Nova Scotia	06/26/13	0.30%	$100,000,000
100,000,000	Bank of Tokyo-Mitsubishi, UFJ Ltd.	06/26/13	0.34	100,002,440
180,500,000	Norinchukin Bank	05/15/13	0.40	180,506,706
75,000,000	Sumitomo Mitsui Trust	06/21/13	0.36	75,000,000
175,000,000	Toronto-Dominion Bank	11/07/13	0.33	175,000,000
630,500,000	Total Yankee Certificates of Deposit			630,509,146

	Total Investments (100.00%)			3,830,316,142
	(cost $3,830,316,142†)
	Cash and Other Assets, Net of Liabilities (0.00%)			103,317
	Net Assets (100.00%)			$3,830,419,459

	Advantage Shares, 1,799,547,427 shares outstanding			$ 1.00
	Institutional Class, 330,450,408 shares outstanding			$ 1.00
	Institutional Service Shares, 59,090,573 shares outstanding			$ 1.00
	Investor, 152,384,310 shares outstanding			$ 1.00
	Option Xpress Class, 310,399,646 shares outstanding			$ 1.00
	Retail Class, 901,621,477 shares outstanding			$ 1.00
	Investor Service Shares, 277,353,059 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

Footnotes
(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $904,994,036, which represented 23.62% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2) The Interest rate is adjusted monthly based upon one month LIBOR plus 0.11%.
(3) The Interest rate is adjusted monthly based upon quarterly LIBOR flat.
(4) The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%
(5) The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.01%
(6) The Interest rate is adjusted monthly based upon one month LIBOR plus 0.14%.
(7) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

Key
FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

DAILY INCOME FUND
U. S. Treasury Portfolio
STATEMENT OF NET ASSETS
DECEMBER 31, 2012
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

REPURCHASE AGREEMENTS (77.36%)
$75,000,000	BNP Paribas Securities Corp., purchased on 12/31/12, repurchase proceeds at maturity $75,000,625 (Collateralized by $74,558,500, U.S. Treasury Note, 2.750%, due 10/31/13, value $76,500,002)	01/02/13	0.15%	$75,000,000
210,000,000	BNY Mellon Capital Market, LLC, purchased on 12/31/12, repurchase proceeds at maturity $210,002,567 (Collateralized by $196,882,570, GNMA, 3.000% to 3.500%, due 12/20/42, value $214,200,000)	01/02/13	0.22	210,000,000
110,000,000	Goldman, Sachs & Co., purchased on 12/27/12, repurchase proceeds at maturity $110,003,422 (Collateralized by $84,739,300, U.S. Treasury Note, 4.375%, due 02/15/38, value $112,200,108)	01/03/13	0.16	110,000,000
75,000,000	J. P. Morgan Securities LLC., purchased on 12/31/12, repurchase proceeds at maturity $72,445,000 (Collateralized by $76,502,550, U.S. Treasury Note, 2.500%, due 03/31/15, value $76,502,550)	01/02/13	0.18	75,000,000
175,000,000	J. P. Morgan Securities LLC., purchased on 12/03/12, repurchase proceeds at maturity $175,000,000 (Collateralized by $175,002,001, U.S. Treasury Note, 1.625% to 2.500%, due 03/31/15 to 08/15/22, value $178,502,040)	12/03/13	0.18	175,000,000
140,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 12/31/12, repurchase proceeds at maturity $140,001,244 (Collateralized by $141,869,000, U.S. Treasury Note, 0.750%, due 08/15/13, value $142,800,015)	01/02/13	0.16	140,000,000
138,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 12/31/12, repurchase proceeds at maturity $138,001,227 (Collateralized by $140,518,500, U.S. Treasury Note, 0.750%, due 12/31/17, value $140,760,051)	01/02/13	0.16	138,000,000
923,000,000	Total Repurchase Agreements			923,000,000

U.S. GOVERNMENT OBLIGATIONS (22.39%)
$50,000,000	U.S. Treasury Note	01/31/13	0.17%	$50,018,380
50,000,000	U.S. Treasury Note	02/28/13	0.19	50,204,351
50,000,000	U.S. Treasury Note	04/15/13	0.18	50,223,978
50,000,000	U.S. Treasury Note	07/15/13	0.19	50,217,157
65,000,000	U.S. Treasury Note	09/30/13	0.20	66,415,068
265,000,000	Total U.S. Government Obligations			267,078,934

	Total Investments (99.75%)			1,190,078,934
	(cost $1,190,078,934†)
	Cash and Other Assets, Net of Liabilities (0.25%)			2,991,064
	Net Assets (100.00%)			$1,193,069,998

	Institutional Class, 601,529,029 shares outstanding			$ 1.00
	Institutional Service Shares, 197,358,464 shares outstanding			$ 1.00
	Investor, 161,006,771 shares outstanding			$ 1.00
	Retail Class, 76,444,365 shares outstanding			$ 1.00
	Investor Service Shares, 156,703,342 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	GNMA = Government National Mortgage Association

DAILY INCOME FUND
U. S. Government Portfolio
STATEMENT OF NET ASSETS
DECEMBER 31, 2012
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (7.69%) (1)
$30,019,000	Straight-A-Funding LLC	03/11/13	0.19%	$30,008,068
20,000,000	Straight-A-Funding LLC	03/19/13	0.19	19,991,872
60,000,000	Straight-A-Funding LLC	03/27/13	0.19	59,973,084
110,019,000	Total Asset Backed Commercial Paper			109,973,024

FLOATING RATE SECURITIES (12.07%)
$25,000,000	Federal Home Loan Bank (2)	03/18/13	0.08%	$25,000,000
20,000,000	Federal Home Loan Bank (3)	05/21/13	0.13	19,999,610
25,000,000	Federal Home Loan Bank (4)	07/25/13	0.22	25,000,000
50,000,000	Federal Home Loan Bank (5)	07/25/13	0.22	50,000,000
50,000,000	Federal Home Loan Bank (6)	08/13/13	0.10	50,000,000
2,810,117	Overseas Private Investment Corporation (7)	01/17/17	0.85	2,810,117
172,810,117	Total Floating Rate Securities			172,809,727

LOAN PARTICIPATIONS (4.19%)
$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/02/13	0.30%	$30,000,000
30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/09/13	0.30	30,000,000
60,000,000	Total Loan Participations			60,000,000

REPURCHASE AGREEMENTS (56.03%)
$290,000,000	Annaly Capital Management, Inc., purchased on 12/31/12, repurchase proceeds at maturity $290,006,444 (Collateralized by $668,750,720, FHLMC, 3.059% to 6.127%, due 11/15/25 to 07/01/48, value $82,129,692, FNMA, 2.509% to 7.000%, due 06/01/14 to 07/01/50, value $222,370,309)	01/02/13	0.40%	$290,000,000
300,000,000	BNY Mellon Capital Markets, LLC, purchased on 12/31/12, repurchase proceeds at maturity $300,004,500 (Collateralized by $303,913,860, FHLMC, 2.500% to 3.000%, due 12/01/27 to 12/01/42, value $78,221,200, FNMA, 2.500% to 4.500%, due 12/01/27 to 01/01/43, value $227,778,801)	01/02/13	0.27	300,000,000
85,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., purchased on 12/31/12, repurchase proceeds at maturity $85,000,803 (Collateralized by $698,675,095, GNMA, 1.625% to 8.500%, due 02/20/24 to 05/15/53, value $86,700,000)	01/02/13	0.17	85,000,000
87,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., purchased on 12/31/12, repurchase proceeds at maturity $87,000,822 (Collateralized by $154,951,626, GNMA, 2.250% to 6.500%, due 11/15/24 to 07/15/52, value $88,740,000)	01/02/13	0.17	87,000,000
40,000,000	UBS Securities, LLC, purchased on 12/31/12, repurchase proceeds at maturity $40,000,444 (Collateralized by $40,517,000, FHLMC, 1.250%, due 10/02/19, value $39,483,547, TVDB, 4.375% to 5.500%, due 08/01/13 to 07/18/17, value $1,317,191)	01/02/13	0.20	40,000,000
802,000,000	Total Repurchase Agreements			802,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (13.73%)
$5,000,000	Federal Agricultural Mortgage Corporation	02/07/13	0.18%	$4,999,075
16,695,000	Federal Agricultural Mortgage Corporation	07/25/13	0.18	16,677,888
28,243,000	Federal Agricultural Mortgage Corporation	08/01/13	0.18	28,213,894
6,951,000	Federal Agricultural Mortgage Corporation	08/06/13	0.18	6,943,458
20,000,000	Federal Agricultural Mortgage Corporation	08/30/13	0.18	19,975,900
25,000,000	Federal Agricultural Mortgage Corporation	10/23/13	0.20	24,959,028
20,900,000	Federal Agricultural Mortgage Corporation	11/01/13	0.21	20,862,937
5,000,000	Federal Agricultural Mortgage Corporation	04/01/13	0.15	4,998,125
10,000,000	Federal Farm Credit Bank	01/25/13	0.20	9,998,667
12,000,000	Federal Farm Credit Bank	08/05/13	0.18	11,987,040
28,000,000	Federal Farm Credit Bank	09/23/13	0.19	27,960,839
19,000,000	Federal Farm Credit Bank	10/11/13	0.19	18,971,621
196,789,000	Total U.S. Government Agency Discount Notes			196,548,472

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (2.10%)
$20,000,000	Federal Farm Credit Bank	10/22/13	0.21%	$19,997,906
10,000,000	Federal Home Loan Bank	03/05/13	0.23	9,998,133
30,000,000	Total U.S. Government Agency Medium Term Notes			29,996,039

VARIABLE RATE DEMAND NOTES (3.91%) (8)
$6,000,000	Overseas Private Investment Corporation	06/15/17	0.17%	$6,000,000
10,000,000	Overseas Private Investment Corporation	06/15/17	0.17	10,000,000
30,000,000	Overseas Private Investment Corporation	12/15/19	0.17	30,000,000
10,000,000	Overseas Private Investment Corporation	01/15/21	0.17	10,000,000
56,000,000	Total Variable Rate Demand Notes			56,000,000

	Total Investments (99.72%)			1,427,327,262
	(cost $1,427,327,262†)
	Cash and Other Assets, Net of Liabilities (0.28%)			4,036,874
	Net Assets (100.00%)			$1,431,364,136

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 1,006,139,657 shares outstanding			$ 1.00
	Institutional Class, 2,020,346 shares outstanding			$ 1.00
	Institutional Service Shares, 125,758,023 shares outstanding			$ 1.00
	Retail Class, 297,519,463 shares outstanding			$ 1.00

FOOTNOTES:

(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $109,973,024, which represented 7.69% of the Portfolio's net assets.  Unless otherwise indicated, these securities are not considered to be illiquid.

	(2) The interest rate is adjusted quarterly based upon three months LIBOR minus 0.23%
	(3) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.04%
	(4) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.05%
	(5) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.05%
	(6) The interest rate is adjusted quarterly based upon three months LIBOR minus 0.21%
	(7) The interest rate is adjusted semi-annually based upon six months LIBOR plus 0.125%

(8) Securities payable on demand at par including accrued interest with seven days notice). The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined form time to time sufficient by the OPIC Placement Agent.

KEY:
	FHLMC = Federal Home Loan Mortgage Corporation
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	TVDB = Tennessee Valley Authority Power Bonds

DAILY INCOME FUND
Municipal Portfolio
STATEMENT OF NET ASSETS
DECEMBER 31, 2012
(UNAUDITED)

		Maturity	Interest	Value	Ratings (1)	Standard
Face Amount		Date	Rate	(Note 1)	Moody’s	& Poor’s

TAX EXEMPT COMMERCIAL PAPER (9.76%)
$14,818,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) - Series B	02/04/13	0.15%	$14,818,000	P-1	A-1+
15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	02/04/13	0.53	15,000,000	P-1	A-1+
16,125,000	Tennessee City School Bond Authority Series 1997A	02/06/13	0.17	16,125,000	P-1	A-1+
4,325,000	Tennessee City School Bond Authority Series 1997A	01/08/13	0.18	4,325,000	P-1	A-1+
50,268,000	Total Tax Exempt Commercial Paper			50,268,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (2) (11.17%)
$6,000,000	City School District of the City of Geneva Ontario County, NY RAN 2012	06/21/13	0.71%	$6,008,067
9,900,000	Clarence CSD Erie County, NY TAN 2012	06/27/13	0.45	9,914,305
4,847,458	East Rochester Union Free School District Monroe County, NY GO BAN 2012	07/26/13	0.50	4,854,261
4,000,000	East Rockaway Union Free School District Nassau County, NY TAN 2012-2013	06/26/13	0.45	4,010,560
6,900,000	Erie #2 Board of Cooperative Educational Services Second Supervisory District in the Counties of Erie, Chautauqua and Cattaraugus, NY RAN 2102	06/28/13	0.75	6,908,333
6,400,000	Fayatteville-Manlius CSD Onondaga and Madison Counties, NY GO BAN 2012	07/10/13	0.75	6,409,928
1,400,000	Hadley-Luzerne CSD Saratoga and Warren Counties, NY BAN 2012	07/16/13	0.59	1,401,195
1,710,000	Mahopac CSD Putnam County, NY BAN Series 2012A	03/01/13	0.55	1,711,924
3,700,000	Malone CSD Franklin County, NY BAN 2012	07/05/13	0.65	3,706,507
2,309,448	Moriah CSD Essex, NY GO BAN 2012	06/28/13	0.63	2,313,583
4,822,758	Susquehanna Valley CSD Broome County, NY BAN 2012	06/28/13	0.57	4,844,482
3,000,000	Wilson CSD Niagara County, NY BAN 2012	03/20/13	0.55	3,004,462
2,400,000	Windham-Ashland-Jewett CSD Greene County, NY BAN 2012	03/13/13	0.60	2,403,016
57,389,664	Total Tax Exempt Obligation Notes and Bonds			57,490,623

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (3) (79.35%)
$3,000,000	ABAG Finance Authority for nonprofit Corporation, CA RB (On Look Senior Health Services) - Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.11%	$3,000,000	VMIG-1
1,810,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A (2) LOC Wells Fargo Bank, N.A.	08/01/32	0.35	1,810,000
4,300,000	Allegheny County IDA, PA Health Care RB (Vincentian Collaborative System) - Series 2008A LOC PNC, N.A.	06/01/38	0.12	4,300,000	VMIG-1
4,200,000	Bay Area Toll Authority SF Bay Area Toll Bridge, CA RB Series E-1 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	04/01/45	0.10	4,200,000	VMIG-1	A-1
2,500,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.22	2,500,000	VMIG-1
1,970,000	BB & T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) -Series 2008 - 1 VV LOC Branch Banking And Trust Company	01/01/27	0.14	1,970,000	VMIG-1
2,000,000	BB & T Municipal Trust Series 2011 LOC Branch Banking And Trust Company	09/01/22	0.16	2,000,000	VMIG-1
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (4) LOC Citibank, N.A.	04/15/38	0.05	750,000		A-1+
1,500,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone, LA RB (Delta Equine Center LLC Project) – Series 2007 (2) (4) LOC Branch Banking And Trust Company	01/01/32	0.13	1,500,000
7,000,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 20009A LOC Mizuho Corporate Bank, Ltd.	11/01/26	0.11	7,000,000	VMIG-1	A-1+
8,000,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 20009B LOC Mizuho Corporate Bank, Ltd.	11/01/26	0.11	8,000,000	VMIG-1
20,000,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009D LOC Sumitomo Mitsui Banking Corporation	12/01/16	0.05	20,000,000	VMIG-1
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds - Series 2003B)	06/01/33	0.16	2,315,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC Bank of America, N.A.	07/01/24	0.13	1,500,000		A-1+
1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) -Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.12	1,200,000	VMIG-1
4,680,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (2) (4) LOC U.S. Bank, N.A.	08/01/30	0.23	4,680,000
4,100,000	City of New York GO Bonds Fiscal 2004 Subseries A-6 LOC Mizuho Corporate Bank, Ltd	08/01/31	0.12	4,100,000	VMIG-1
7,000,000	City of New York GO Bonds, Fiscal 2012 Series G Subseries G-7 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	04/01/42	0.09	7,000,000	VMIG-1	A-1
2,700,000	City of Philadelphia, PA GO Multi-Modal Refunding Bond Series 2009B LOC Royal Bank of Canada	08/01/31	0.11	2,700,000	VMIG-1	A-1+
4,180,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) - Series 08A LOC U.S. Bank, N.A.	07/01/38	0.13	4,180,000	VMIG-1
2,750,000	Cleveland- Cuyahoga County Port Authority, OH RB (Euclid Avenue Housing Corporation Project) - Series 2008 LOC U.S. Bank, N.A.	06/01/39	0.13	2,750,000	P-1	A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (4) LOC Wells Fargo Bank, N.A.	08/01/38	0.15	3,000,000		A-1+
2,295,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) - Series 1998 (2) (4) LOC Federal Home Loan Bank	05/01/33	0.23	2,295,000
805,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) - Series 2004 (2) LOC BMO Harris Bank N.A.	09/01/29	0.23	805,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) - Series 1993 (4) LOC BMO Harris Bank N.A.	08/01/23	0.13	700,000	VMIG-1	A-1+
1,870,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) - 2006A (2) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.23	1,870,000
2,760,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (4) LOC Wells Fargo Bank, N.A.	12/01/18	0.30	2,760,000		A-1+
2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) - Series 2001 LOC UBS AG	08/01/21	0.27	2,625,000	VMIG-1
6,055,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) - Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.13	6,055,000		A-1+
1,800,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) - Series 2007 (4) LOC Branch Bank & Trust Company	01/01/27	0.20	1,800,000	VMIG-1
10,715,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 (4) Guaranteed by Federal National Mortgage Association	10/15/40	0.18	10,715,000		A-1+
8,200,000	Dormitory Authority of the State of New York Highland Community Development Corporation RB Series 1994B LOC HSBC Bank PLC	07/01/23	0.11	8,200,000	VMIG-1
4,000,000	Dormitory Authority of the State of New York RB ((No Suggestions) Children Hospital) - Series 2009 LOC TD Bank, N.A.	12/01/36	0.13	4,000,000	VMIG-1
1,175,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.14	1,175,000		A-1+
1,800,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (4) Guaranteed by Federal National Mortgage Association	11/15/36	0.14	1,800,000		A-1+
9,120,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (4) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.18	9,120,000		A-1+
850,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (4) LOC Branch Banking & Trust Company	07/01/17	0.21	850,000	P-1	A-1+
4,900,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (4) LOC Branch Banking And Trust Company	07/01/26	0.30	4,900,000	P-1	A-1+
10,000,000	HEFA of the State of Missouri, MO Health Facilities RB (Lutheran Senior Services) - Series 2008 LOC PNC Bank, N.A.	02/01/39	0.11	10,000,000		A-1
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.13	7,400,000		A-1+
1,730,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) - Series 1998 (2) (4) LOC Federal Home Loan Bank	11/01/28	0.23	1,730,000
3,135,000	Howard County, MD RB (Glenelg Country School, Inc. Facility) - Series 2008 LOC PNC Bank, N.A.	07/01/33	0.11	3,135,000		A-1
3,000,000	Illinois Educational Facilities Authority RB (The Adler Planetarium) – Series 1997 LOC PNC Bank, N.A.	04/01/31	0.11	3,000,000	VMIG-1	A-1+
5,200,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.13	5,200,000		A-1+
1,900,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (2) (4) LOC Branch Banking and Trust Company	11/01/31	0.30	1,900,000
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (4) LOC Bank of Nova Scotia	11/01/25	0.13	1,700,000		A-1
20,500,000	Long Island Power Authority Electric System General, NY RB Series 2012D LOC TD Bank, N.A.	12/01/29	0.12	20,500,000	VMIG-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.12	600,000	VMIG-1	A-1+
20,275,000	Lower Neches Valley Authority IDC, TX RB (ExxonMobil Project) - Series 2010	11/01/38	0.09	20,275,000	VMIG-1	A-1+
1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) - Series 2001 Subseries 2001A	11/01/29	0.11	1,440,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chamber at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.13	406,000		A-1+
1,260,000	Michigan Strategic Fund Limited Obligation RB (Midbrook Products, Inc. Project) - Series 1994 (2) (4) LOC PNC Bank, N.A.	10/01/14	0.23	1,260,000
7,510,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2009F	12/01/30	0.11	7,510,000	P-1	A-1+
4,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2010G	11/01/35	0.07	4,000,000	VMIG-1	A-1+
6,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2011C	11/01/35	0.09	6,000,000	P-1	A-1+
1,900,000	MTA Dedicated Fund Tax, NY RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.11	1,900,000		A-1
7,805,000	NAPA Sanitation District, CA Adjustable Rate Refunding Revenue COP (2001 Refunding Project) - Series 2009A LOC Wells Fargo Bank, N.A.	08/01/28	0.13	7,805,000		A-1+
9,700,000	Narragansett Bay Commission Wastewater System, RI RRB 2008 Series A (2) LOC U.S. Bank, N.A.	09/01/34	0.12	9,700,000
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (4) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.18	3,450,000		A-1+
1,875,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (4) LOC Federal Home Loan Bank	10/01/30	0.18	1,875,000		A-1+
2,700,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.26	2,700,000		A-2
3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (4) Collateralized by Federal National Mortgage Association	09/15/28	0.12	3,500,000		A-1+
5,100,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A (4) LOC Citibank, N.A.	01/01/36	0.14	5,100,000		A-1
3,270,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project) LOC TD Bank, N.A.	03/01/34	0.12	3,270,000		A-1+
11,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	11/01/29	0.10	11,000,000	VMIG-1	A-1
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen-Thuringen Girozentrale	08/01/19	0.14	4,575,000	VMIG-1	A-1+
2,800,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison Company of New York, Inc. Project) - Series 2005A-1 LOC Mizuho Corporate Bank, Ltd.	05/01/39	0.11	2,800,000	VMIG-1	A-1+
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.16	5,000,000	VMIG-1
2,950,000	Oneida County Industrial Development Agency Civic Facility, NY RB (St. Elizabeth Medical Center Facility) - Series 2006A LOC HSBC Bank PLC	06/01/26	0.14	2,950,000	VMIG-1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project)- Series 1997E Collateralized by Federal National Mortgage Association	06/01/25	0.14	1,000,000		A-1+
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.19	3,500,000		A-1+
2,100,000	Pennsylvania EDFA EDRB (Joseph R & Nancy L Elsinore Project) - 2005 Series B-2 (4) LOC PNC Bank, N.A.	08/01/30	0.16	2,100,000	P-1	A-1+
7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project) LOC Farm Credit Service of America / AgriBank Farm Credit Bank	09/01/36	0.13	7,800,000	P-1	A-1
530,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (2) (4) LOC PNC Bank, N.A	12/01/16	0.23	530,000
1,000,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (2) (4) LOC Branch Banking And Trust Company	01/01/17	0.20	1,000,000
2,210,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) – Series 2002 (4) LOC Branch Banking And Trust Company	04/01/17	0.20	2,210,000	VMIG-1
1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.16	1,800,000		A-1+
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) - Series F LOC JPMorgan Chase Bank, N.A.	07/01/47	0.14	300,000	VMIG-1
1,900,000	State of Connecticut HEFA RB (Yale - New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.13	1,900,000	VMIG-1	A-1+
6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.11	6,100,000	VMIG-1	A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.12	5,500,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.19	800,000	VMIG-1
1,500,000	Sweetwater County Pollution Control Revenue Refunding Bonds, WY (PacifiCorp Projects) - Series 1988B LOC Barclay Bank PLC	01/01/14	0.11	1,500,000	VMIG-1	A-1
10,000,000	The Charlotte-Mecklenburg Hospital Authority, NC RB (Carolinas Healthcare System) - Series 2007H LOC Wells Fargo Bank, N.A.	01/15/45	0.07	10,000,000	VMIG-1	A-1+
2,335,000	The City of New York Fiscal 2004 Series H-4 LOC BNY Mellon, N.A.	03/01/34	0.12	2,335,000	VMIG-1	A-1+
3,200,000	The City of New York GO Series 1994 A-8 LOC JPMorgan Chase Bank, N.A.	08/01/18	0.11	3,200,000	VMIG-1	A-1
2,400,000	The City of New York GO Series 1994 E-5 LOC JPMorgan Chase Bank, N.A.	08/01/16	0.12	2,400,000	VMIG-1	A-1
17,000,000	The City of New York GO, Fiscal 2013 Series A Subseries A-3 LOC Mizuho Corporate Bank Ltd.	10/01/40	0.07	17,000,000	VMIG-1	A-1
3,680,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A	01/01/37	0.14	3,680,000	VMIG-1
4,500,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) - Series 2006 LOC Wells Fargo Bank, N.A.	04/01/26	0.10	4,500,000	VMIG-1
1,045,000	The Washington EDFA RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (4) LOC U.S. Bank, N.A.	06/01/27	0.19	1,045,000		A-1+
3,200,000	Three Valleys Municipal Water District, NY COP (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities Projects) LOC Wells Fargo Bank, N.A.	11/01/14	0.15	3,200,000		A-1+
6,000,000	Uinta County, WY Pollution Control RRB (Chevron U.S.A Inc. Project) - Series 1993	08/15/20	0.10	6,000,000	P-1
160,000	University of North Carolina at Chapel Hill RB – Series 2001B	12/01/25	0.13	160,000	VMIG-1	A-1+
920,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (2) (4) LOC Bank of America, N.A.	06/01/25	0.29	920,000
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (4) Guaranteed by Federal National Mortgage Association	12/15/40	0.18	2,700,000	VMIG-1
3,455,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006 LOC BMO Harris Bank N.A.	07/01/31	0.13	3,455,000	VMIG-1
408,441,000	Total Tax Exempt Variable Rate Demand Instruments			408,441,000

	Total Investments (100.28%)			516,199,623
	(cost $516,199,623†)
	Liabilities in Excess of Cash and Other Assets (-0.28%)			(1,448,173)
	Net Assets (100.00%)			$ 514,751,450

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 243,708,316 shares outstanding			$ 1.00
	Institutional Class, 5,262,987 shares outstanding			$ 1.00
	Institutional Service Class, 2,722,030 shares outstanding			$ 1.00
	Retail Class, 226,893,461 shares outstanding			$ 1.00
	Investor Service Class Shares, 36,383,394 shares outstanding			$ 1.00

FOOTNOTES:

(1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

	(2) Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(3) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown is the rate in effect at the date of this statement.

	(4) Security subject to alternative minimum tax.

KEY:
	BAN = Bond Anticipation Note	IDRB = Industrial Development Revenue Bond
	COP = Certificates of Participation	LOC = Letter of Credit
	CSD = Central School District	MHRB = Multi-Family Housing Revenue Bond
	EDA = Economic Development Authority	MTA = Metropolitan Transportation Authority
	EDFA = Economic Development Finance Authority	PCFA = Pollution Control Finance Authority
	EDRB = Economic Development Revenue Bond	RAN = Revenue Anticipation Note
	GO = General Obligation	RB = Revenue Bond
	HEFA = Health and Education Facilities Authority	ROC = Reset Option Certificates
	HFA = Housing Finance Authority	RRB = Revenue Refunding Bonds
	HFC = Housing Finance Commission	TAN = Tax Anticipation Note
	IDA = Industrial Development Authority
	IDC = Industrial Development Corporation

DAILY INCOME FUND
RNT Natixis Liquid Prime Portfolio
STATEMENT OF NET ASSETS
DECEMBER 31, 2012
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (4.80%) (1)
$7,000,000	Ridgefield Funding Company, LLC LOC BNP Paribas S.A.	01/22/13	0.38%	$6,998,448
7,000,000	Total Asset Backed Commercial Paper			6,998,448

COMMERCIAL PAPER (6.85%)
$10,000,000	Societe Generale S.A.	03/04/13	0.45%	$9,992,250
10,000,000	Total Commercial Paper			9,992,250

EURODOLLAR CERTIFICATES OF DEPOSIT (6.85%)
$10,000,000	National Australia Bank Ltd.(2)	07/16/13	0.32%	$10,000,000
10,000,000	Total Eurodollar Certificates of Deposit			10,000,000

FLOATING RATE SECURITIES (17.82%)
$8,000,000	Bank of Nova Scotia (3)	08/02/13	0.31%	$8,000,000
10,000,000	Canadian Imperial Bank of Commerce (4)	08/29/13	0.46	10,000,528
8,000,000	Westpac Banking Corp. (5)	11/06/13	0.33	8,000,342
26,000,000	Total Floating Rate Securities			26,000,870

REPURCHASE AGREEMENTS (36.95%)
$36,000,000	BNY Mellon Capital Markets, LLC, dated 06/29/12, repurchase proceeds at maturity $36,000,540 (Collateralized by $34,788,870, FNMA, 3.000%, due 12/01/32, value $36,720,000)	01/02/13	0.27%	$36,000,000
17,900,000	Merrill Lynch, Pierce, Fenner & Smith Inc., dated 12/31/12, repurchase proceeds at maturity $17,900,169 (Collateralized by $25,904,996, GNMA, 1.750% to 4.000%, due 10/15/27 to 11/20/42, value $18,258,001)	01/02/13	0.17	17,900,000
53,900,000	Total Repurchase Agreements			53,900,000

TIME DEPOSIT (14.39%)
$7,000,000	Credit Agricole S.A.	01/02/13	0.20%	$7,000,000
7,000,000	National Bank of Kuwait	01/02/13	0.08	7,000,000
7,000,000	Royal Bank of Canada	01/02/13	0.05	7,000,000
21,000,000	Total Time Deposit			21,000,000

YANKEE CERTIFICATES OF DEPOSIT (12.34%)
$10,000,000	Norinchukin Bank	05/15/13	0.40%	$10,000,372
8,000,000	Toronto Dominion Bank	11/07/13	0.33	8,000,000
18,000,000	Total Yankee Certificates of Deposit			18,000,372

	Total Investments (100.00%)			145,891,940
	(cost $145,891,940†)
	Cash and Other Assets, Net of Liabilities (0.00%)			20
	Net Assets (100.00%)			$ 145,891,960

	Liquidity Class, 4,012,683 shares outstanding			$ 1.00
	Treasurer Class, 141,848,584 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

Footnotes

(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $6,998,448, which represented 4.80% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

	(1) The Interest rate is adjusted monthly based upon one month LIBOR plus 0.11%.
	(2) The Interest rate is adjusted monthly based upon quarterly LIBOR flat.
	(3) The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%
	(4) The Interest rate is adjusted monthly based upon one month LIBOR plus 0.13%.

Key

FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
LOC	= Letter of Credit

	Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2012.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of December 31, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements ......................................................................................................................................................................		$ -0-	$888,000,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$2,942,316,142	$ -0-

	Total...		$ -0-	$3,830,316,142	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of December 31, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements ...................................................................................................................................................................		$ -0-	$923,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ..................................		$ -0-	$267,078,934	$ -0-

	Total.....................................................................................................................................................................................................		$ -0-	$1,190,078,934	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of December 31, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements ...................................................................................................................................................................		$ -0-	$802,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ..................................		$ -0-	$625,327,262	$ -0-

	Total.....................................................................................................................................................................................................		$ -0-	$1,427,327,262	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of December 31, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$516,199,623	$ -0-

	Total...		$ -0-	$516,199,623	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund –RNT Natixis Liquid Prime Portfolio’s investments as of December 31, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements .......................................................................................................................................................................		$ -0-	$53,900,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states ..............................................		$ -0-	$91,991,940	$ -0-

	Total...		$ -0-	$145,891,940	$ -0-

	For the period ended December 31, 2012, there was no Level 1 or 3 investments.

Item 2:              Controls and Procedures

a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*                                           /s/Christine Manna_________________________________________
                    Christine Manna, Secretary

Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                                           /s/Michael P. Lydon________________________________________
                         Michael P. Lydon, President

Date: February 27, 2013

By (Signature and Title)*                                           /s/Esther Cheung___________________________________________
                         Esther Cheung, Treasurer and Assistant Secretary

Date: February 27, 2013

* Print the name and title of each signing officer under his or her signature.